Cover Page	Feb. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2026
Entity Registrant Name	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15943
Entity Tax Identification Number	06-1397316
Entity Address, Address Line One	251 Ballardvale Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	781
Local Phone Number	222-6000
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CRL
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001100682
Amendment Flag	false